Annual Fund Operating Expenses	Mar. 29, 2026
Horizon Active Asset Allocation Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.11%
Component3 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.10%	[1]
Expenses (as a percentage of Assets)	1.46%	[2]
Horizon Active Asset Allocation Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.11%
Component3 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.10%	[1]
Expenses (as a percentage of Assets)	1.21%	[2]
Horizon Active Asset Allocation Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.11%
Component3 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.10%	[1]
Expenses (as a percentage of Assets)	1.31%	[2]
Horizon Active Risk Assist Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.25%
Component3 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.07%	[3]
Expenses (as a percentage of Assets)	1.40%	[4]
Horizon Active Risk Assist Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Component3 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.07%	[3]
Expenses (as a percentage of Assets)	1.15%	[4]
Horizon Active Risk Assist Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Component3 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.07%	[3]
Expenses (as a percentage of Assets)	1.25%	[4]
Horizon Active Income Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.25%
Component3 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.26%	[5]
Expenses (as a percentage of Assets)	1.43%	[6]
Horizon Active Income Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Component3 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.26%	[5]
Expenses (as a percentage of Assets)	1.18%	[6]
Horizon Active Income Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Component3 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.26%	[5]
Expenses (as a percentage of Assets)	1.28%	[6]
Horizon Equity Premium Income Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.24%	[7]
Expenses (as a percentage of Assets)	1.24%	[8]
Horizon Equity Premium Income Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.23%	[7]
Expenses (as a percentage of Assets)	0.98%	[8]
Horizon Equity Premium Income Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.10%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.23%	[7]
Expenses (as a percentage of Assets)	1.08%	[8]
Horizon Defined Risk Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.14%	[9]
Expenses (as a percentage of Assets)	1.19%	[10]
Horizon Defined Risk Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.12%	[9]
Expenses (as a percentage of Assets)	0.92%	[10]
Horizon Defined Risk Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.10%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.14%	[9]
Expenses (as a percentage of Assets)	1.04%	[10]
Horizon Multi-Factor U.S. Equity Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%	[11]
Expenses (as a percentage of Assets)	1.17%	[12]
Horizon Multi-Factor U.S. Equity Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[11]
Expenses (as a percentage of Assets)	0.92%	[12]
Horizon Multi-Factor U.S. Equity Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.12%	[11]
Expenses (as a percentage of Assets)	1.02%	[12]
Horizon Defensive Core Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%	[13]
Acquired Fund Fees and Expenses	0.01%	[14]
Expenses (as a percentage of Assets)	1.08%	[15]
Horizon Defensive Core Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[13]
Acquired Fund Fees and Expenses	0.01%	[14]
Expenses (as a percentage of Assets)	0.83%	[15]
Horizon Defensive Core Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.14%	[13]
Acquired Fund Fees and Expenses	0.01%	[14]
Expenses (as a percentage of Assets)	0.93%	[15]
Horizon Tactical Fixed Income Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%	[16]
Acquired Fund Fees and Expenses	0.34%	[16],[17]
Expenses (as a percentage of Assets)	1.37%	[18]
Horizon Tactical Fixed Income Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[16]
Acquired Fund Fees and Expenses	0.34%	[16],[17]
Expenses (as a percentage of Assets)	1.12%	[18]
Horizon Tactical Fixed Income Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.18%	[16]
Acquired Fund Fees and Expenses	0.34%	[16],[17]
Expenses (as a percentage of Assets)	1.22%	[18]
Horizon Multi-Factor Small/Mid Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.19%	[19]
Expenses (as a percentage of Assets)	1.24%
Horizon Multi-Factor Small/Mid Cap Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.17%	[19]
Expenses (as a percentage of Assets)	0.97%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.10%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.19%	[19]
Expenses (as a percentage of Assets)	1.09%
Centre American Select Equity Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[20]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%	[21]
Acquired Fund Fees and Expenses	0.01%	[22],[23]
Expenses (as a percentage of Assets)	1.13%
Centre American Select Equity Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[20]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[21]
Acquired Fund Fees and Expenses	0.01%	[22],[23]
Expenses (as a percentage of Assets)	0.88%
Centre American Select Equity Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[20]
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.12%	[21]
Acquired Fund Fees and Expenses	0.01%	[22],[23]
Expenses (as a percentage of Assets)	0.98%
Centre Global Infrastructure Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2028
Centre Global Infrastructure Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%	[24]
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.09%)	[25]
Net Expenses (as a percentage of Assets)	1.30%
Centre Global Infrastructure Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[24]
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.09%)	[25]
Net Expenses (as a percentage of Assets)	1.05%
Centre Global Infrastructure Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.29%	[24]
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.09%)	[25]
Net Expenses (as a percentage of Assets)	1.15%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Allocation Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses. The ratio of expenses to average net assets in the financial highlights also includes interest expense incurred during the 2025 fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Risk Assist Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses. The ratio of expenses to average net assets in the financial highlights also includes interest expense incurred during the 2025 fiscal year.
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[6]	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Income Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses.
[7]	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
[8]	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Equity Premium Income Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses. The ratio of expenses to average net assets in the financial highlights also includes interest expense incurred during the 2025 fiscal year.
[9]	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
[10]	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Defined Risk Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses. The ratio of expenses to average net assets in the financial highlights also includes interest expense incurred during the 2025 fiscal year.
[11]	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
[12]	The Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Multi-Factor U.S. Equity Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses.
[13]	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
[14]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[15]	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Defensive Core Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses.
[16]	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
[17]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[18]	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Tactical Income Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses.
[19]	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
[20]	Under the investment advisory agreement, the Fund pays to the Adviser an investment advisory fee (accrued daily and payable monthly) at an annual rate of 0.75% of the Fund Fund’s average daily net assets for the first $1 billion and 0.70% of the Fund’s average daily net assets thereafter.
[21]	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
[22]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[23]	This number represents the combined total fees and operating expenses of the underlying funds owned by the American Select Equity Fund and is not a direct expense incurred by the American Select Equity Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the American Select Equity Fund, the operating expenses set forth in the American Select Equity Fund’s financial highlights do not include this figure.
[24]	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
[25]	The Global Infrastructure Fund’s investment adviser, Horizon Investments, LLC (“Horizon” or the “Adviser”), has contractually agreed to waive its fees and reimburse expenses of the Global Infrastructure Fund, at least until March 31, 2028, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan or Shareholder Servicing Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 1.05% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. This expense waiver agreement can only be terminated by a majority of the Fund’s trustees that are not “interested persons” of the Trust (as defined under the Investment Company Act of 1940, as amended) or a majority of the outstanding shares of the Fund.